Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 41,555	$ 29,734
Research and development credits carryforward	6,858	5,009
Accruals	317	988
Other	348	62
Interest expense carryforward	562	566
Fixed assets	112	128
Stock-based compensation	10,580	604
Total deferred tax assets	60,332	37,091
Less: valuation allowance	(56,344)	(35,023)
Deferred tax liabilities:
Intangibles	(3,214)	(1,876)
Deferred commissions	(389)	(192)
Total deferred tax liabilities	(3,603)	(2,068)
Net deferred tax assets	$ 385	$ 0